Equity Accounted Investees - Schedule of Financial Information and Carrying Amount of Group Interest In Windfall (Detail) $ in Millions, $ in Millions			8 Months Ended		10 Months Ended		12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)
Disclosure of equity-accounted investees [Line Items]
Carrying value at 1 January							$ 0.0
Carrying value at the end of the year							0.0		$ 0.0
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Carrying value at 1 January					$ 538.6	$ 713.6	0.0	$ 0.0	538.6	$ 713.6
Cash considerations				$ 93.0			0.0	0.0	65.3	89.0	$ 69.1	$ 93.0
Share of loss			$ (28.4)	(38.3)	(47.5)	(64.9)	0.0	0.0	(47.5)	(64.9)
Derecognition of Windfall Project joint venture							0.0	0.0	(519.3)	(723.5)
Translation adjustment	$ (27.1)		10.7				0.0	0.0	(27.1)	0.0
Carrying value at the end of the year	0.0	$ 0.0	538.6	713.6	0.0	0.0	0.0	0.0	0.0	0.0	$ 538.6	713.6
Windfall Project | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	200.4				200.4			300.0		300.0			$ 279.2	$ 300.0	$ 190.8	$ 258.4
– Net change in fair value	8.0	10.9	7.3	9.9	8.0	10.9	0.0	0.0	8.0	10.9
Derecognition of Windfall Project joint venture					(200.4)	(279.2)
Translation adjustment			4.4	0.0	(10.1)	0.0
Windfall Project | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations				75.0				75.0		75.0		$ 75.0			$ 39.1	$ 52.9
– Net change in fair value			2.9	3.9	4.8	6.6	0.0	0.0	4.8	6.6
Derecognition of Windfall Project joint venture	(45.5)	(63.4)
Derecognition of contingent consideration	$ (22.8)	$ (31.7)					$ 0.0	$ 0.0	$ (22.8)	$ (31.7)
Translation adjustment			$ 0.9	$ 0.0	$ (2.2)	$ 0.0
Apportionment of exploration consideration	0.50				0.50								0.50